Subsequent Events - Schedule of Dividends Payable (Details) - $ / shares	Apr. 26, 2026	Jan. 31, 2026	Feb. 28, 2025	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019
A
Subsequent Event [Line Items]
Dividend Rate							8.50%
A | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.50%
Dividend approved and declared (in dollars per share)	$ 0.5312500
B
Subsequent Event [Line Items]
Dividend Rate						8.00%
B | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	8.00%
Dividend approved and declared (in dollars per share)	$ 0.5000000
C
Subsequent Event [Line Items]
Dividend Rate					7.375%
C | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.375%
Dividend approved and declared (in dollars per share)	$ 0.4609375
D
Subsequent Event [Line Items]
Dividend Rate				6.875%
D | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	6.875%
Dividend approved and declared (in dollars per share)	$ 0.4296875
E
Subsequent Event [Line Items]
Dividend Rate				5.75%
E | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	5.75%
Dividend approved and declared (in dollars per share)	$ 0.3593750
F
Subsequent Event [Line Items]
Dividend Rate			7.625%
F | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.625%
Dividend approved and declared (in dollars per share)	$ 0.4765625
G
Subsequent Event [Line Items]
Dividend Rate		7.50%
G | Subsequent Event
Subsequent Event [Line Items]
Dividend Rate	7.50%
Dividend approved and declared (in dollars per share)	$ 0.4687500